Annual Total Returns[BarChart] - Hartford Schroders Emerging Markets Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.78%)	21.37%	(2.52%)	(4.82%)	(12.94%)	10.22%	40.54%	(15.77%)	21.84%	23.23%